Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Investments In Associates And Joint Ventures

	2018 £m	2017 £m

1 January	1,577	9,507

Total comprehensive income (note 5)	387	23,316

Dividends	(211)	(688)

Additions	–	13

Reclassification of Reynolds American Inc. (RAI)	–	(30,521)

Other equity movements	(16)	(50)

31 December	1,737	1,577

Non-current assets	1,225	1,127

Current assets	953	1,019

Non-current liabilities	(71)	(67)

Current liabilities	(370)	(502)

	1,737	1,577

ITC Ltd. (Group's share of the market value is £11,465 million (2017: £11,036 million))	1,682	1,527

Other listed associates (Group's share of the market value is £183 million (2017: £184 million))	20	18

Unlisted associates	35	32

	1,737	1,577

ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Latest Published Information

	2018 £m	2017 £m

Non-current assets	4,106	3,738

Current assets	2,823	3,089

Non-current liabilities	(238)	(240)

Current liabilities	(1,002)	(1,446)

	5,689	5,141

Group's share of ITC Ltd. (2018: 29.57%; 2017: 29.71%)	1,682	1,527